Note 3 - Fair Value Measurement - Key Assumptions (Details)	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Measurement Input, Discount Rate [Member]
Derivative, assumption	0.24	0.25	0.22	0.25
Measurement Input, Risk Free Interest Rate [Member]
Debt, assumption	0.044
Measurement Input, Probability Rate of Achieving FDA Approval of a Product [Member]
Derivative, assumption	0.566	0.50		0.50
Measurement Input, Price Volatility [Member]
Debt, assumption	0.775
Measurement Input, Expected Term [Member]
Derivative, assumption	2.67	3.5		1.75
Debt, assumption	0.5
Measurement Input, Expected Dividend Rate [Member]
Debt, assumption	0
Measurement Input, Share Price [Member]
Debt, assumption	3.67